UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0266

Tri-Continental Corporation
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

ITEM 1. SCHEDULE OF INVESTMENTS.

Tri-Continental Corporation
Schedule of Investments (unaudited)
March 31, 2007
	Shares, Warrants, Number of Contracts**, Partnership Interest or Principal Amount		Value
COMMON STOCKS AND
WARRANTS 86.9%

AEROSPACE AND
DEFENSE 2.7%
Boeing Company (The)	426,800	shs.	$37,946,788
General Dynamics Corporation	105,300		8,044,920
Honeywell International Inc.	589,000		27,129,340
			73,121,048

AIR FREIGHT AND
LOGISTICS 0.5%
FedEx Corp.	93,800		10,076,934
TNT N.V. (ADR)	75,700		3,485,985
			13,562,919

AIRLINES 0.3%
JetBlue Airways Corporation*	562,500		6,474,375

BIOTECHNOLOGY 3.0%
Amgen Inc.*	446,200		24,933,656
Genentech, Inc.*	224,000		18,394,880
Medimmune, Inc.*	427,600		15,560,364
Pharmion Corporation*	825,825		21,710,939
			80,599,839

CAPITAL MARKETS 1.3%
Goldman Sachs
Group, Inc. (The)	73,600		15,207,968
Merrill Lynch & Co. Inc.	238,400		19,470,128
			34,678,096

CHEMICALS 0.8%
E.I. Du Pont de Nemours
and Company	459,200		22,698,256

COMMERCIAL BANKS 2.3%
Wachovia Corporation	1,107,963		60,993,363

COMMERCIAL SERVICES
AND SUPPLIES 1.0%
Waste Management Inc.	774,200		26,640,222

COMMUNICATIONS
EQUIPMENT 5.5%
Alcatel-Lucent (ADR)	2,593,453		30,654,614
Alcatel-Lucent
(exercise price of $2.75,
expiring 12/10/2007)*	13,686,305	wts.	1,368,631
Cisco Systems, Inc.*	496,180	shs.	12,667,475
Comverse Technology, Inc.*	2,310,200		49,496,035
Motorola, Inc.	1,496,300		26,439,621
QUALCOMM Inc.	666,300		28,424,358
			149,050,734

COMPUTERS AND
PERIPHERALS 4.2%
Apple Inc.*	158,300		14,707,653
Hewlett-Packard Company	575,900		23,116,626
International Business
Machines Corporation	211,620		19,947,301
Palm, Inc.*	1,284,100		23,280,733
SanDisk Corporation*	177,200		7,761,360
Seagate Technology	1,087,800		25,345,741
			114,159,414

CONSUMER FINANCE 2.5%
American Express Company	238,000		13,423,200
Capital One Financial Corporation	723,368		54,585,349
			68,008,549

CONTAINERS AND
PACKAGING 1.3%
Packaging Corporation of America	357,900		8,732,760
Smurfit-Stone Container
Company*	2,400,000		27,024,000
			35,756,760

DIVERSIFIED CONSUMER
SERVICES 1.3%
Apollo Group, Inc. (Class A)*	768,000		33,715,200

DIVERSIFIED FINANCIAL
SERVICES 5.4%
Bank of America Corporation	1,095,240		55,879,145
Citigroup Inc.	629,830		32,335,472
JPMorgan Chase & Co.	1,150,000		55,637,000
			143,851,617
DIVERSIFIED
TELECOMMUNICATION
SERVICES 1.2%
Citizens Communications
Company	834,200	12,471,290
Windstream Corporation	1,338,700	19,665,503
		32,136,793

ENERGY EQUIPMENT
AND SERVICES 2.1%
Halliburton Company	672,600	21,348,324
Tidewater Inc.	349,500	20,473,710
Weatherford International Ltd.*	319,700	14,418,470
		56,240,504

FOOD AND STAPLES
RETAILING 3.8%
Costco Wholesale Corporation	379,000	20,405,360
CVS/Caremark Corporation	1,146,700	39,148,338
Rite Aid Corporation*	7,318,500	42,227,745
		101,781,443

FOOD PRODUCTS 1.1%
Archer Daniels Midland
Company	386,500	14,184,550
Hershey Company (The)	268,300	14,665,278
		28,849,828

HEALTH CARE EQUIPMENT
AND SUPPLIES 1.4%
Boston Scientific Corporation*	1,272,700	18,505,058
Medtronic, Inc.	402,900	19,766,274
		38,271,332

HEALTH CARE PROVIDERS
AND SERVICES 2.2%
Aetna Inc.	480,500	21,041,095
WellPoint Inc.*	479,200	38,863,120
		59,904,215

HOTELS, RESTAURANTS
AND LEISURE 1.0%
Las Vegas Sands Corp.*	155,000	13,424,550
Starbucks Corporation*	434,500	13,625,920
		27,050,470

INDUSTRIAL
CONGLOMERATES 4.7%
3M Company	578,500	44,214,755
General Electric Company	2,295,700	81,175,952
		125,390,707

INSURANCE 2.8%
American International
Group, Inc.	642,300	43,175,406
Hartford Financial Services
Group, Inc.	338,100	32,315,598
		75,491,004

INTERNET SOFTWARE
AND SERVICES 1.1%
Google Inc. (Class A)*	44,300	20,296,488
Yahoo! Inc.*	258,100	8,075,949
		28,372,437

IT SERVICES 0.8%
Amdocs Limited*	559,000	20,392,320

MACHINERY 0.7%
Caterpillar Inc.	298,800	20,028,564

MEDIA 1.1%
Time Warner Inc.	1,539,100	30,351,052

METALS AND MINING 2.4%
Alcoa Inc.	588,200	19,939,980
Barrick Gold Corporation	614,400	17,541,120
Freeport-McMoRan Copper
& Gold Inc. (Class B)	407,800	26,992,282
		64,473,382

OIL, GAS AND
CONSUMABLE FUELS 6.8%
Chevron Corporation	191,800	14,185,528
ConocoPhillips	704,300	48,138,905
El Paso Corporation	1,945,600	28,152,832
Exxon Mobil Corporation	908,400	68,538,780
Murphy Oil Corporation	443,425	23,678,895
		182,694,940

PERSONAL PRODUCTS 0.8%
Herbalife Ltd.*	534,900	20,962,731

PHARMACEUTICALS 4.9%
Bristol-Myers Squibb Company	981,600	27,249,216
Pfizer Inc.	2,036,638	51,445,476
Schering-Plough Corporation	445,200	11,357,052
Wyeth	815,300	40,789,459
		130,841,203

ROAD AND RAIL 1.0%
Avis Budget Group, Inc.*	979,320	26,755,022

SEMICONDUCTORS AND
SEMICONDUCTOR
EQUIPMENT 1.3%
Broadcom Corporation (Class A)*	327,700	10,509,339
KLA-Tencor Corporations	277,200	14,780,304
Texas Instruments Incorporated	344,500	10,369,450
		35,659,093

SOFTWARE 3.9%
Adobe Systems Incorporated*	342,100	14,265,570
BEA Systems Inc.*	1,299,400	15,060,046
Business Objects S.A. (ADR)*	373,200	13,506,108
Electronic Arts Inc.*	399,500	20,118,820
Microsoft Corp.	1,481,656	41,293,753
		104,244,297

SPECIALTY RETAIL 3.8%
Best Buy Co., Inc.	693,300	33,777,576
Foot Locker, Inc.	1,660,100	39,095,355
Urban Outfitters, Inc.*	1,103,800	29,261,738
		102,134,669

THRIFTS AND MORTGAGE
FINANCE 1.3%
Countrywide Financial
Corporation	274,900	9,247,636
Washington Mutual, Inc.	616,100	24,878,118
		34,125,754

TOBACCO 3.7%
Altria Group, Inc.	1,172,980	98,435,630

WIRELESS TELECOMMUNICATION
SERVICES 0.9%
Sprint Nextel Corporation	1,276,600	24,204,336
TOTAL COMMON STOCKS
AND WARRANTS		2,332,102,118

OPTIONS PURCHASED* 2.9%

BEVERAGES 0.1%
Coca-Cola Enterprises, Inc.,
Call expiring January
2008 at $15	4,636	2,642,520

CAPITAL MARKETS 0.1%
Bear Stearns Companies Inc. (The),
Call expiring January 2008 at $150	920	1,619,200

COMMUNICATIONS
EQUIPMENT 0.4%
Comverse Technology, Inc.,
Call expiring January
2008 at $20	20,083	7,531,125
QUALCOMM Inc.,
Call expiring January 2009 at $40	3,277	3,322,878
		10,854,003

COMPUTERS AND
PERIPHERALS 0.2%
Dell Inc., Call expiring January
2008 at $25	4,277	804,076
Palm, Inc., Call expiring January
2008 at $17.5	20,008	5,002,000
Seagate Technology, Call expiring
January 2008 at $17.5	1,326	888,420
		6,694,496

CONSUMER FINANCE 0.1%
Capital One Financial Corporation,
Call expiring January 2008 at $80	5,465	3,442,950

ENERGY EQUIPMENT AND
SERVICES 0.1%
Oil Service HOLDRS Trust, Call
expiring January 2008 at $140	1,689	3,374,622

FOOD PRODUCTS 0.1%
Kraft Foods Inc., Put expiring
June 2007 at $35	5,239	1,886,040

HEALTH CARE EQUIPMENT
AND SUPPLIES 0.1%
Boston Scientific Corporation,
Call expiring January
2009 at $20	13,228	2,050,340

HEALTH CARE PROVIDERS
AND SERVICES 0.1%
Aetna Inc., Call expiring January
2008 at $42.5	3,409	1,909,040

INTERNET SOFTWARE
AND SERVICES 0.2%
Yahoo!, Inc., Call expiring
January 2009 at $30	7,244	4,911,432

MACHINERY 0.1%
Caterpillar Inc., Call expiring
January 2009 at $80	4,506	2,478,300

METALS AND MINING 0.1%
Alcoa Inc., Call expiring
January 2008 at $35	4,940	1,457,300

OIL, GAS AND
CONSUMABLE FUELS 0.1%
Murphy Oil Corporation, Call
expiring January 2008 at $50	2,667	2,026,920

PAPER AND FOREST
PRODUCTS 0.1%
International Paper Company,
Call expiring January 2009
at $40	5,598	1,791,360

PHARMACEUTICALS 0.2%
Bristol-Myers Squibb Company,
Call expiring September
2007 at $27.5	25,719	5,015,205

SEMICONDUCTORS AND
SEMICONDUCTOR
EQUIPMENT 0.1%
Intel Corporation, Call expiring
January 2009 at $20	4,586	1,256,564
Marvell Technology Group, Ltd.,
Call expiring January 2009 at $20	4,961	1,537,910
Maxim Integrated Products, Inc.,
Call expiring January 2008 at $35	3,718	594,880
		3,389,354

SOFTWARE 0.0%
Business Objects SA (ADR), Call
expiring April 2007 at $40	2,862	57,240

SPECIALTY RETAIL 0.0%
Foot Locker Inc., Call expiring
January 2008 at $25	7,601	1,330,175

THRIFTS AND MORTGAGE
FINANCE 0.0%
Countrywide Financial Corporation,
Call expiring January 2009 at $37.5	179	102,030
Countrywide Financial Corporation,
Call expiring January 2008 at $37.5	3,259	1,156,945
		1,258,975

TOBACCO 0.6%
Altria Group Inc., Call expiring
January 2008 at $80	6,410	7,243,300
Altria Group Inc., Call expiring
January 2008 at $85	11,324	8,719,480
		15,962,780

WIRELESS
TELECOMMUNICATION
SERVICES 0.1%
Sprint Nextel Corporation,
Call expiring January
2009 at $20	15,226	4,491,670

TOTAL OPTIONS PURCHASED		78,643,922

LIMITED PARTNERSHIP† 0.1%
WCAS Capital Partners II, L.P. $4,292,803	$4,292,803	1,833,804

SHORT-TERM
HOLDINGS 10.3%

EQUITY-LINKED NOTES†† 8.8%
Deutsche Bank:
19.85%, 8/6/2007(1)(a)	13,388,663		13,730,341
34.9%, 8/23/2007(1)(b)	19,272,000		18,253,860
30.1%, 9/5/2007(1)(c)	9,649,000		9,102,577
Goldman Sachs Group (The):
8.25%, 7/27/07(1)(d)	11,675,060		13,243,352
13.75%, 8/2/07(1)(e)	13,020,774		12,530,201
33%, 8/6/07(1)(f)	18,880,900		18,671,322
34.8%, 8/9/07(1)(g)	17,451,100		17,023,548
30.8%, 9/4/07(1)(h)	19,272,300		18,100,544
9.8%, 9/27/07(1)(i)	12,009,268		12,268,927
Merrill Lynch & Co., Inc.
30%, 10/3/07(1)(j)	13,655,000		12,948,217
Morgan Stanley:
8.08%, 5/1/07(1)(d)	12,897,489		15,034,573
31.9%, 8/23/07(2)(m)	19,272,000		17,755,679
10.25%, 8/25/07(1)(k)	19,194,138		21,367,403
30%, 8/31/07(1)(l)	19,272,000		17,851,268
35.3%, 9/6/07(2)(n)	9,649,000		8,863,391
30.35%, 9/6/07(2)(o)	9,649,000		8,881,326
			235,626,529

REPURCHASE AGREEMENT 1.2%
State Street Bank 4.65%,
dated 3/30/2007
maturing 4/2/2007 in the
amount of $32,009,399
collateralized by $33,330,000
US Treasury Notes
4.5%, due 8/15/2015,
with a fair market value
of $32,638,969	31,997,000		31,997,000

US TREASURY NOTES 0.3%
US Treasury Notes
3.625%, 4/30/07	7,035,000	***	7,026,967
TOTAL SHORT-TERM
HOLDINGS			274,650,496

TOTAL
INVESTMENTS 100.2%			2,687,230,340
OTHER ASSETS LESS
LIABILITIES (0.2)%			(4,073,859)
NET INVESTMENT
ASSETS 100.0%			$2,683,156,481

Schedule of Option Written			March 31, 2007
(unaudited)

	Number of
PUT OPTION WRITTEN	Contracts**		Value
Las Vegas Sands Corp.,
expiring April 2007 at $90	709		$(354,500)

The cost of investments for federal income tax purposes was $2,648,130,590. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $146,878,269 and $107,778,519, respectively.

*	Non-income producing security.
**	Each contract represents 100 shares.
***	All or part of the security is held as collateral for options written. As of March 31, 2007, the value of securities held as collateral was $7,026,967.
†	At March 31, 2007, Tri-Continental Corporation owned one limited partnership investment that was purchased through a private offering and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. The investment is valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Corporation. The acquisition date of the investment in the limited partnership, along with the cost and value at March 31, 2007, was as follows:

Investment	Acquisition Date(s)	Cost	Value
WCAS Capital Partners II, L.P.	12/11/90 to 3/24/98	$4,301,124	$1,833,804

††	The security may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Securities Act of 1933. These notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:

(1)

The principal amount of the notes plus or minus the lesser of A) the lowest return of the company’s or companies’ respective stock price determined at maturity from the date of purchase of the notes, or B) the percent limit indicated below in parenthesis:

		(a)	SanDisk Corporation (+10%)
		(b)	Amdocs Limited, Boston Scientific Corporation and Palm, Inc. (+10%)
		(c)	Alcatel-Lucent, BEA Systems, Inc. and Best Buy Co., Inc. (+5%)
		(d)	Yahoo! Inc. (+20%)
		(e)	Marvell Technology Group Ltd. (+20%)
		(f)	Motorola, Inc., SanDisk Corporation and Yahoo! (+10%)
		(g)	KLA-Tencor Corporation, Peabody Energy Corporation and Urban Outfitters, Inc. (+10%)
		(h)	BEA Systems, Inc., Sprint Nextel Corporation and Weatherford International Ltd. (+10%)
		(i)	Seagate Technology (+20%)
		(j)	Archer-Daniels-Midland Company, Countrywide Financial Corporation and Foot Locker, Inc. (+10%)
		(k)	eBay (+20%)
		(l)	Coldwater Creek Inc., Comverse Technology, Inc. and Halliburton Company (+10%)

(2)

A) If the stock price of any of the companies falls 20% or more at any time during the period from the date of purchase of the notes to maturity, the lesser of i) the principal amount of the notes, or ii) the principal amount of the notes plus or minus the lowest return of the companies’ respective stock prices determined at maturity from the date of purchase of the notes; or otherwise B) the principal amount of the notes:

		(m)	Advanced Micro Devices, Inc., Alcoa Inc. and Bristol-Myers Squibb Company
		(n)	Broadcom Corporation, Herbalife Ltd. and Rite Aid Corporation
		(o)	Corning Incorporated, Las Vegas Sands Corp. and Smurfit-Stone Container Corporation

ADR — American Depositary Receipt.

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other investment companies to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRI-CONTINENTAL CORPORATION

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 25, 2007

TRI-CONTINENTAL CORPORATION

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.